Promissory Notes - Third Party (Details) - HORIZON SPACE ACQUISITION II CORP - USD ($)	Mar. 31, 2026	Feb. 18, 2026
Related Party Transaction [Line Items]
Unsecured Promissory note principal amount		$ 100,000
Outstanding balance of promissory notes	$ 100,000